Ordinary Shares (Details)			12 Months Ended
		Aug. 19, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares		Dec. 12, 2025 ¥ / shares shares	May 12, 2025 ¥ / shares shares	Dec. 31, 2024 $ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized						20,000,000,000
Ordinary shares, par value | ¥ / shares						¥ 0.00001
Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized						3,200,000,000
Ordinary shares [Member]
Ordinary Shares [Line Items]
Authorized shares			5,000,000,000
Ordinary shares, shares authorized							2,713,770,293
Ordinary shares, par value | $ / shares			$ 0.00001
Preferred stock, shares authorized							2,286,229,707
Ordinary shares, shares issued			2,859,426,766
Ordinary shares, shares outstanding			2,859,426,766
Conversion of stock	[1]		2,286,229,707
Authorized share capital					20,000,000,000
Ordinary shares [Member] | Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized					3,200,000,000
Ordinary shares, par value | ¥ / shares					¥ 0.00001
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			16,000,000,000	[2]		16,000,000,000	16,000,000,000	[2]
Ordinary shares, par value | $ / shares	[2]		$ 0.00001				$ 0.00001
Ordinary shares, shares issued	[2]		2,516,653,606				460,147,059
Ordinary shares, shares outstanding	[2]		2,516,653,606				460,147,059
Number of shares converted		117,373,899
Class A Ordinary Shares [Member] | Investors [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 4.1
Ordinary shares, shares issued		113,050,000
Class A Ordinary Shares [Member] | Ordinary shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized					16,000,000,000
Ordinary shares, shares issued			2,516,653,606
Ordinary shares, shares outstanding			2,516,653,606
Conversion of stock		2,286,229,707
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			800,000,000	[2]		800,000,000	800,000,000	[2]
Ordinary shares, par value | $ / shares	[2]		$ 0.00001				$ 0.00001
Ordinary shares, shares issued	[2]		342,773,160
Ordinary shares, shares outstanding	[2]		342,773,160
Number of shares converted		342,773,160
Class B Ordinary Shares [Member] | Ordinary shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized					800,000,000
Ordinary shares, shares issued			342,773,160
Ordinary shares, shares outstanding			342,773,160
Conversion of stock	[1]

[1]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.
[2]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.